Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005506
Average Annual Return [Line Items]
Average Annual Return, Percent	24.43%	12.90%		18.89%
Without Sales Load [Member] | C000005507
Average Annual Return [Line Items]
Average Annual Return, Percent	24.10%	12.60%		18.57%
Without Sales Load [Member] | C000169947
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%	13.05%	20.07%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.69%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.82%	18.02%		22.54%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.82%	18.02%		22.54%
S&P North America Tech Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.82%	18.02%	23.34%